Income Taxes - Summary of reconciliations of the income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Effective reconciliations of the income tax expense
Net (loss)/income before income tax expense	¥ 5,081	$ 715	¥ 4,588	¥ (179,203)
Income tax at statutory tax rate	1,270	179	1,147	(44,801)
International tax rate difference	(289)	(41)	14,598	12,801
Effect of preferential tax rates	(3,970)	(559)	(9,083)	(4,080)
Non-deductible entertainment expenses	454	64	4,637	4,189
Non-deductible stock compensation	(124)	(18)	4,940	18,020
Other non-deductible expense	1,789	252	3,819	17,576
Research and development expense super-deduction	(1,520)	(214)	(2,003)	(1,562)
Changes in valuation allowance	(1,355)	(191)	424	4,290
Interest expense	2,818	397	2,523	5,785
Tax rate change				(191)
Income tax expense/(benefit)	¥ (927)	$ (131)	¥ 21,002	¥ 12,027